Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Services for the corporate advisory services agreement		$ 0.5
Noncash merger costs		$ 25.0
Proceeds from previous acquisition	$ 5.5
Purchases from related party	$ 12.9		$ 24.4	$ 18.4	$ 31.1